Derivative Instruments (Schedule Of Monthly Average Future And Forward Currency Contracts) (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) contract	Dec. 31, 2015 USD ($) contract
Derivative Instruments [Abstract]
Average bought	12,089	9,831
Average sold	11,834	9,934
Average notional | $	$ 1,360,000,000	$ 1,134,000,000